Cash and Cash Equivalents and Temporary Investments (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents and Temporary Investments
Schedule of cash and cash equivalents

	2019		2018
Cash and bank accounts	Ps.	1,758,262	Ps.	1,961,106
Short-term investments (1)		25,693,735		30,107,185
Total cash and cash equivalents	Ps.	27,451,997	Ps.	32,068,291
(1)	Highly-liquid investments with an original maturity of three months or less at the date of acquisition.